Significant Accounting Policies (Details) € in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)
Significant Accounting Policies [Line Items]
General and administrative expense		$ 33,281,000	$ 18,757,000
Sales and marketing expense		1,989,000	866,000
Research and development		$ 6,245,000	9,632,000
Minimum purchase commitments
Termination fee (in Euro) | €	€ 0.3
Reportable segment		1
Commercial sales and total revenue		$ 1,373,000	3,441,000
Accounts receivable		900,000	0
Impairment
Inventory balance		1,760,000	235,000
Deferred transaction costs			16,234,000
Impairment charges
Contract assets		0	0
Stock-based compensation expense		18,164,000	643,000
Correction of Error [Member]
Significant Accounting Policies [Line Items]
General and administrative expense			2,600,000
Sales and marketing expense			600,000
Research and development			2,000,000
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Discontinued Production Of Mylo [Member]
Significant Accounting Policies [Line Items]
Impairment charges			10,200,000
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Research And Development Operations In California [Member]
Significant Accounting Policies [Line Items]
Impairment charges			9,100,000
Restricted Stock Units (RSUs) [Member]
Significant Accounting Policies [Line Items]
Stock-based compensation expense		$ 17,000,000	$ 0
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Total revenue		88.00%	99.00%